Pacer Developed Markets Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 8.2%
Aristocrat Leisure Ltd.	220	$ 9,921
BHP Group Ltd.	743	31,531
CAR Group Ltd.	387	7,077
Computershare Ltd.	420	12,099
CSL Ltd.	74	6,408
Evolution Mining Ltd.	5,006	39,698
Fortescue Ltd.	1,201	15,643
Pro Medicus Ltd.	61	6,963
REA Group Ltd.	60	6,785
Transurban Group	1,240	12,922
WiseTech Global Ltd.	158	4,036
		153,083

Belgium - 3.0%
Anheuser-Busch InBev SA	279	24,194
Argenx SE (a)	18	15,464
UCB SA	67	17,221
		56,879

China - 1.4%
Yangzijiang Shipbuilding Holdings Ltd.	8,819	26,957

Denmark - 2.0%
Genmab AS (a)	58	16,629
Novonesis Novozymes B	172	11,198
Pandora AS	81	10,147
		37,974

Finland - 1.3%
Wartsila OYJ Abp	732	24,766

France - 2.7%
Dassault Systemes SE	327	7,561
Hermes International SCA	5	8,830
L'Oreal SA	25	11,155
LVMH Moet Hennessy Louis Vuitton SE	22	12,054
Sanofi SA	119	10,219
		49,819

Germany - 0.9%
Deutsche Telekom AG	347	10,708
SAP SE	36	6,546
		17,254

Hong Kong - 2.4%
CK Infrastructure Holdings Ltd.	2,310	18,439
Galaxy Entertainment Group Ltd.	2,286	9,969
Power Assets Holdings Ltd.	2,313	17,416
		45,824

Ireland - 0.4%

Experian PLC	198	7,445

Israel - 0.6%
Check Point Software Technologies Ltd. (a)	48	6,102
Monday.com Ltd. (a)	66	5,752
		11,854

Italy - 2.8%
Ferrari NV	22	8,628
Moncler SpA	252	14,268
Prysmian SpA	208	28,831
		51,727

Japan - 29.1% (b)
Advantest Corp.	338	69,042
Astellas Pharma, Inc.	1,910	26,434
Capcom Co. Ltd.	396	9,866
Chugai Pharmaceutical Co. Ltd.	474	20,652
FANUC Corp.	817	36,638
Hoya Corp.	132	20,471
Inpex Corp.	970	22,112
JX Advanced Metals Corp.	3,055	72,907
Keyence Corp.	33	16,831
Lasertec Corp.	235	55,994
LY Corp.	3,125	8,776
Nexon Co. Ltd.	501	7,875
Obic Co. Ltd.	288	8,191
Recruit Holdings Co. Ltd.	170	13,409
Renesas Electronics Corp.	1,926	41,666
Sanrio Co. Ltd.	958	7,662
Shin-Etsu Chemical Co. Ltd.	489	17,826
Sony Group Corp.	406	9,664
Takeda Pharmaceutical Co. Ltd.	504	17,464
Tokyo Electron Ltd.	184	64,184
		547,664

Luxembourg - 1.7%
Tenaris SA	1,097	31,549

Mexico - 2.4%
Fresnillo PLC	1,340	44,698

Netherlands - 9.3%
ASM International NV	49	45,271
ASML Holding NV	35	57,885
BE Semiconductor Industries NV	193	44,122
Koninklijke KPN NV	2,919	13,838
Prosus NV	172	7,927
Wolters Kluwer NV	84	6,575
		175,618

New Zealand - 0.3%
Xero Ltd. (a)	99	4,876

Norway - 1.7%
Kongsberg Gruppen ASA	560	17,502
Kongsberg Maritime AS (a)	565	3,177

Telenor ASA	761		10,744
			31,423

Spain - 2.4%
Aena SME SA (c)	435		13,383
Amadeus IT Holding SA	118		7,258
Industria de Diseno Textil SA	379		24,667
			45,308

Sweden - 3.5%
Atlas Copco AB - Class A	1,189		25,111
Evolution AB (a)(c)	117		8,947
Hexagon AB - Class B	1,059		10,412
Spotify Technology SA (a)	13		6,499
Tele2 AB - Class B	798		13,840
			64,809

Switzerland - 11.5%
Alcon AG	156		10,686
Cie Financiere Richemont SA	84		19,835
Galderma Group AG	62		13,478
Geberit AG	19		12,508
Givaudan SA	3		11,986
Logitech International SA	100		10,153
Novartis AG	140		21,924
Roche Holding AG	61		26,680
Sonova Holding AG	37		10,069
Swisscom AG	22		16,926
VAT Group AG (c)	84		62,549
			216,794

United Kingdom - 11.9%
Airtel Africa PLC (c)	6,832		30,662
AstraZeneca PLC	108		18,387
Auto Trader Group PLC (c)	971		6,855
British American Tobacco PLC	231		14,228
Haleon PLC	2,679		13,117
Halma PLC	371		17,650
Imperial Brands PLC	287		10,927
Informa PLC	948		11,318
Next PLC	79		15,806
Pearson PLC	693		11,740
Reckitt Benckiser Group PLC	187		13,198
RELX PLC	213		7,484
Rolls-Royce Holdings PLC	1,074		21,246
Sage Group PLC	669		8,775
Vodafone Group PLC	13,852		22,001
			223,394

United States - 0.1%
Octave Intelligence PLC (a)	106		1,900
TOTAL COMMON STOCKS (Cost $1,684,735)			1,871,615

TOTAL INVESTMENTS - 99.6% (Cost $1,684,735)			1,871,615
Other Assets in Excess of Liabilities - 0.4%		0.00395	7,419
TOTAL NET ASSETS - 100.0%			$ 1,879,034
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $122,396 or 6.5% of the Fund’s net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Developed Markets Cash Cows Growth Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,871,615	$ –	$ –	$ 1,871,615
Total Investments	$ 1,871,615	$ –	$ –	$ 1,871,615

Refer to the Schedule of Investments for further disaggregation of investment categories.